Components of Net Deferred Tax Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred tax assets (Current assets)	¥ 76,858	¥ 83,609
Deferred tax assets (Non-current investments and other assets)	303,556	331,633
Other current liabilities
Other long-term liabilities	(1,756)	(1,858)
Net deferred tax assets	¥ 378,658	¥ 413,384